Summary Prospectus of

► Mutual of America Variable Insurance Portfolios
Retirement Income Portfolio
May 1, 2023
Before you invest, you may want to review the Portfolio’s prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s prospectus, reports to shareholders, and other information about the Portfolio online at mutualofamerica.com/VIPprospectus. You can also get this information at no cost by calling 800.574.9267 or by sending an e-mail request to mutualofamerica@dfinsolutions.com. The Portfolio’s current statutory prospectus and statement of additional information, both dated May 1, 2023, are incorporated by reference into this summary prospectus.
Investment Objective. The Portfolio seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.
Fees and Expenses of the Portfolio. The table below describes the fees and expenses you may pay if you buy, hold and sell Portfolio shares. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Other Expenses	1.80%
Acquired Fund Fees and Expenses[1]	0.44%
Total Annual Fund Operating Expenses	2.29%
Fee Waiver and/or Expense Reimbursement*	(1.70%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
*
The Adviser has contractually agreed beginning as of May 1, 2023 to reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.
Example. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$60	$191	$334	$1,910

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recently completed fiscal year, the fund's portfolio turnover rate was 17.17% of the average value of its portfolio.
Principal Investment Strategies. The Portfolio invests in shares of other series of the Investment Company (“IC Portfolios”) in proportions that are balanced to meet the objective of the Portfolio, which is to produce current income and preserve the value of the investments of retired individuals. The Portfolio generally invests 75% of its assets in fixed income IC Portfolios and 30% of its assets in equity IC Portfolios.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Portfolio. Additionally, an investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
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General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
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Underlying Portfolio risk: A Portfolio’s ability to achieve its investment objective will depend largely on the performance of the selected underlying Portfolios. There can be no assurance that either the Portfolio or the underlying Portfolios will achieve its investment objective. Additionally, because the Portfolio invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Portfolio may pay higher fees and expenses than portfolios that do not invest in other mutual funds. A Portfolio is subject to the same risks as the underlying Portfolios in which it invests. Because the Portfolio primarily invests in funds that invest in fixed income securities, the Portfolio is primarily subject to Fixed Income risk. Other principal risks include Company, Market, Mid-Cap, and Stock risks, which are described in more detail in the “Principal Risks” section of the prospectus.
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Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
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Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
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Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
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Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
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Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
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Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.

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Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
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Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.
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Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
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Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
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Market risk: The risk that prices of securities will go down because of the interplay of market forces which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
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Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.
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Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
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Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
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U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and
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credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
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Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
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Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
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Retirement Portfolio risk:

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The Portfolio is subject to the same risks as the underlying Variable Insurance Portfolios, Inc. (“IC Portfolios”) in which it invests.
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The Retirement Portfolio is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Portfolio of the IC Portfolios will prove to be correct under all market and economic conditions. An investment in the Retirement Portfolio could decline in value, and you could lose money by investing in the Retirement Portfolio, even after the Target Retirement Date.
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There is no guarantee that the Portfolio will provide adequate income at and through your retirement.
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The Retirement Portfolio has assets allocated across equity and fixed income IC Portfolios, and is subject to the risks of investing in both equity and fixed income securities.
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The Retirement Income Portfolio will have as much as 25% of its assets invested in equity IC Portfolios.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Portfolio.
Below the bar chart are the Portfolio’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Portfolio’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the life of the Portfolio compare to those of a broad-based, unmanaged index for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Portfolio shares. If these charges were reflected, returns would be less than those shown.
Updated performance information is available at no cost online at mutualofamerica.com or by calling
800.468.3785.
The information in the average annual total returns table shows how the Portfolio’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Portfolio, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor's 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.
(3)
The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Fourth quarter 2022	3.11%
Worst	Second quarter 2022	-6.44%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	For Life of Fund	Inception Date
Retirement Income Portfolio	-11.01%	0.29%	January 24, 2020
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	7.08%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	-3.20%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)	1.50%	0.69%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Portfolio.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Portfolio since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Portfolio since its inception in January 2020, are primarily responsible for the day-to-day management of the Portfolio.
Purchase and Sale of Portfolio Shares. There is no minimum initial or subsequent investment purchase requirement. The Portfolio shares may be redeemed or exchanged on any business day either by calling 800.468.3785, or by written request to a shareholder’s Mutual of America Regional Office, which can be found on www.mutualofamerica.com.
Tax Information. The Portfolios sell their shares to the Separate Accounts and do not offer them for sale to the general public. Since the only shareholders of the Portfolios are the Separate Accounts and each investor receives a Separate Account prospectus, no discussion is included as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of contracts or policies under a Separate Account accessing this Portfolio, see the prospectus for your contract or policy.

VRIP 23